UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 11, 2023 to December 12, 2023

Commission File Number of Issuing entity:	333-191331-01

Central Index Key Number of issuing entity:	0001587234

GS Mortgage Securities Trust 2013-GCJ16
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191331

Central Index Key Number of depositor:	0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001555524
0001592182
0001541502
0001576832
0001541001

LoanCore Capital Markets LLC
(formerly known as Jefferies LoanCore LLC)
LMF Commercial, LLC
(formerly known as Rialto Mortgage Finance, LLC)
Goldman Sachs Mortgage Company
MC-Five Mile Commercial Mortgage Finance LLC
Citigroup Global Markets Realty Corp.
(Exact name of sponsor(s) as specified in its charters)

Scott Epperson (212) 934-2882
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-4247688
46-4256503
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust Company, National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7530
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
A-AB	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-B	☐	☐	☒	_______
A-S	☐	☐	☒	_______
B	☐	☐	☒	_______
PEZ	☐	☐	☒	_______
C	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

Explanatory Note: This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on December 20, 2023 (SEC Accession No. 0001853620-23-000344) (the "Original 10-D"). The purpose of this amendment is to revise certain information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders based on a calculation error and is being filed for administrative convenience to ensure the beginning and ending balances of each Class of the Certificates and the allocations of principal and interest reflects amounts ultimately distributed to investors.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On December 12, 2023 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2013-GCJ16. The distribution report is attached as an Exhibit to this Form 10-D/A, please see item 9(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (The "Depositor") and held by GS Mortgage Securities Trust 2013-GCJ16 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from November 11, 2023 to December 12, 2023.

The Depositor has filed a Form ABS-15G on February 13, 2023. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company (GSMC), one of the sponsors, has filed a Form ABS-15G on November 13, 2023. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. (CGMRC), one of the sponsors, has filed a Form ABS-15G on February 10, 2023. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

MC-Five Mile Commercial Mortgage Finance LLC (Five Mile), one of the sponsors, has filed a Form ABS-15G on February 16, 2021. The CIK number of Five Mile is 0001576832. There is no new activity to report at this time.

LoanCore Capital Markets LLC (f/k/a Jefferies LoanCore LLC), one of the sponsors, has filed a Form ABS-15G on February 10, 2023. The CIK number of LoanCore Capital Markets LLC is 0001555524. There is no new activity to report at this time.

LMF Commerical, LLC (f/k/a Rialto Mortgage Finance, LLC), one of the sponsors, has filed a Form ABS-15G on February 14, 2023. The CIK number of LMF Commerical, LLC is 0001592182. There is no new activity to report at this time.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

PART II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.
None.

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(99.1) Amended monthly report distributed to holders of GS Mortgage Securities Trust 2013-GCJ16, relating to the December 12, 2023 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

Date: January 19, 2024	/s/ Scott Epperson
Name: Scott Epperson
Title: CEO

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Amended monthly report distributed to holders of GS Mortgage Securities Trust 2013-GCJ16, relating to the December 12, 2023 distribution.